INCOME TAXES (Schedule of Deferred Tax Assets) (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
INCOME TAXES [Abstract]
Net operating losses carryforwards	$ 419,000	$ 74,000
Less: valuation allowance	(419,000)	(74,000)
Deferred tax assets, net	$ 0	$ 0